Annual Fund Operating Expenses - Class T - DWS Managed Municipal Bond Fund - Class T	Oct. 01, 2021
Operating Expenses:
Management fee	0.33%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.86%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.